Board Approval	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Board Approval	34. Board Approval The Board of Directors approved and authorised for issue the financial statements on pages 120 to 199 in respect of the year ended 31 December 2017 on 28 February 2018.